Balance Sheets (Parenthetical) - Quarterly (USD $)	Dec. 31, 2013 Quarterly [Member]
Preferred Stock, Par Value	$ 1
Preferred Stock, Shares Authorized	21
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Par Value	$ 1
Common Stock, Shares Authorized	1,000
Common Stock, Shares Issued	0
Common Stock, Shares Outstanding	0